Debt Instruments - Changes in financial assets at FVTOCI (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial assets
Valuation adjustments, FVTOCI	$ 4,108	$ (1,226)
Valuation adjustments, AFS			$ 1,932
Amounts reclassified to consolidated income statement, FVTOCI	(189)	69
Amounts reclassified to consolidated income statement, AFS			(9)
Financial assets	1,407,320	1,361,558
Debt instruments.
Financial assets
Valuation adjustments, FVTOCI	4,108	(1,226)
Financial assets	355,333	317,124
Financial assets at fair value through other comprehensive income category
Financial assets
Financial assets, Reclassification, Adjustments on initial adoption of IFRS 9			92,611
Financial assets, restated			92,611
Financial assets at fair value through other comprehensive income category | Debt instruments.
Financial assets
Financial assets, as originally presented		154,483	164,947
Financial assets, Reclassification, Adjustments on initial adoption of IFRS 9			(73,131)
Financial assets, restated		154,483	91,816
Net additions/(disposals), FVTOCI	75,061	63,824
Valuation adjustments, FVTOCI	4,108	(1,226)
Amounts reclassified to consolidated income statement, FVTOCI	(189)	69	69
Financial assets	233,463	$ 154,483
Financial assets at fair value through other comprehensive income category | Debt instruments. | Gross carrying amount
Financial assets
Financial assets	$ 233,463
Financial assets available for sale
Financial assets
Financial assets, as originally presented			165,742
Financial assets, Reclassification, Adjustments on initial adoption of IFRS 9			(165,742)
Financial assets available for sale | Debt instruments.
Financial assets
Financial assets, as originally presented				$ 154,318
Financial assets, restated				$ 154,318
Net additions/(disposals), AFS			8,703
Valuation adjustments, AFS			1,935
Amounts reclassified to consolidated income statement, AFS			(9)
Financial assets			$ 164,947